Consolidated Balance Sheets - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Current Assets
Cash and cash equivalents	$ 109.8	$ 125.6
Trade receivables, less allowance for doubtful accounts	450.1	430.1
Inventories:
Finished products	560.0	815.0
Raw materials	339.4	348.6
Total Inventory	899.4	1,163.6
Other current assets	114.1	264.6
Total Current Assets	1,573.4	1,983.9
Property, Plant, and Equipment
Land and land improvements	114.6	113.7
Buildings and fixtures	727.7	666.3
Machinery and equipment	1,870.7	1,783.8
Construction in progress	91.3	135.3
Gross Property, Plant, and Equipment	2,804.3	2,699.1
Accumulated depreciation	(1,176.6)	(1,020.8)
Total Property, Plant, and Equipment	1,627.7	1,678.3
Other Noncurrent Assets
Goodwill	6,091.1	6,011.6
Other intangible assets – net	6,494.4	6,950.3
Other noncurrent assets	197.5	182.2
Total Other Noncurrent Assets	12,783.0	13,144.1
Total Assets	15,984.1	16,806.3
Current Liabilities
Accounts payable	459.4	402.8
Accrued compensation	139.6	100.4
Accrued trade marketing and merchandising	112.3	104.9
Dividends payable	77.9	76.5
Short-term borrowings	284.0	226.0
Other current liabilities	139.8	112.0
Total Current Liabilities	1,213.0	1,022.6
Noncurrent Liabilities
Long-term debt	5,146.0	5,944.9
Defined benefit pensions	222.3	188.9
Other postretirement benefits	75.9	74.6
Deferred income taxes	2,230.3	2,397.0
Other noncurrent liabilities	88.1	91.4
Total Noncurrent Liabilities	7,762.6	8,696.8
Total Liabilities	8,975.6	9,719.4
Shareholders’ Equity
Serial preferred shares – no par value: Authorized – 6,000,000 shares; outstanding – none	0.0	0.0
Common shares – no par value: Authorized – 300,000,000 shares; outstanding – 116,306,894 at April 30, 2016, and 119,577,333 at April 30, 2015 (net of 30,190,836 and 26,920,397 treasury shares, respectively), at stated value	29.1	29.9
Additional capital	5,860.1	6,007.7
Retained income	1,267.7	1,159.2
Amount due from ESOP Trust	0.0	(0.1)
Accumulated other comprehensive loss	(148.4)	(109.8)
Total Shareholders’ Equity	7,008.5	7,086.9
Total Liabilities and Shareholders’ Equity	$ 15,984.1	$ 16,806.3